Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000013975_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.14%
C000013975_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.92%
C000013975_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.98%
C000013971_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.14%
C000013971_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.92%
C000013971_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.98%
C000013973_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.14%
C000013973_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.92%
C000013973_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.98%
C000013974_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.14%
C000013974_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.92%
C000013974_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.98%
C000130150_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	27.14%
C000130150_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.92%
C000130150_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.98%
C000013975_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000013975_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000013975_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 10,072
C000013975_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 10,870
C000013975_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 12,188
C000013975_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 13,718
C000013975_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 14,048
C000013975_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 17,065
C000013975_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 21,277
C000013975_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 18,516
C000013975_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 20,659
C000013975_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 24,750	$ 24,750	$ 24,750	$ 24,750
C000013975_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Balanced 60/40 Composite Index℠
C000013975_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000013975_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,106
C000013975_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,125
C000013975_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,209
C000013975_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,557
C000013975_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,401
C000013975_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								16,734
C000013975_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							19,733
C000013975_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						17,549
C000013975_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					19,135
C000013975_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	22,758	22,758	22,758	$ 22,758
C000013975_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000013975_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000013975_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,048
C000013975_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,309
C000013975_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,145
C000013975_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,730
C000013975_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,189
C000013975_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								19,740
C000013975_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,893
C000013975_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						22,986
C000013975_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					26,650
C000013975_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,882	$ 33,882	$ 33,882	$ 33,882
C000013975_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.80%
C000013975_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.99%
C000013975_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.49%
C000013975_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.93%
C000013975_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.58%
C000013975_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.57%
C000013971_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000013971_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														9,425
C000013971_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,473
C000013971_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,192
C000013971_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											11,399
C000013971_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										12,796
C000013971_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									13,071
C000013971_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								15,836
C000013971_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							19,697
C000013971_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						17,099
C000013971_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					19,037
C000013971_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 22,747	$ 22,747	$ 22,747	$ 22,747
C000013971_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Balanced 60/40 Composite Index℠
C000013971_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000013971_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,106
C000013971_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,125
C000013971_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,209
C000013971_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,557
C000013971_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,401
C000013971_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								16,734
C000013971_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							19,733
C000013971_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						17,549
C000013971_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					19,135
C000013971_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	22,758	22,758	22,758	$ 22,758
C000013971_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000013971_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000013971_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,048
C000013971_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,309
C000013971_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,145
C000013971_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,730
C000013971_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,189
C000013971_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								19,740
C000013971_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,893
C000013971_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						22,986
C000013971_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					26,650
C000013971_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,882	$ 33,882	$ 33,882	$ 33,882
C000013971_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.62%
C000013971_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.40%
C000013971_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.57%
C000013971_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.49%
C000013971_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.72%
C000013971_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.21%
C000013971_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.93%
C000013971_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.58%
C000013971_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.57%
C000013973_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000013973_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000013973_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,975
C000013973_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,652
C000013973_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											11,823
C000013973_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,172
C000013973_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									13,356
C000013973_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								16,061
C000013973_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							19,824
C000013973_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						17,084
C000013973_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					19,021
C000013973_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 22,728	$ 22,728	$ 22,728	$ 22,728
C000013973_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Balanced 60/40 Composite Index℠
C000013973_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000013973_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,106
C000013973_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,125
C000013973_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,209
C000013973_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,557
C000013973_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,401
C000013973_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								16,734
C000013973_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							19,733
C000013973_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						17,549
C000013973_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					19,135
C000013973_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	22,758	22,758	22,758	$ 22,758
C000013973_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000013973_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000013973_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,048
C000013973_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,309
C000013973_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,145
C000013973_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,730
C000013973_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,189
C000013973_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								19,740
C000013973_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,893
C000013973_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						22,986
C000013973_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					26,650
C000013973_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,882	$ 33,882	$ 33,882	$ 33,882
C000013973_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	17.56%
C000013973_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.87%
C000013973_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.56%
C000013973_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.56%
C000013973_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.87%
C000013973_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.56%
C000013973_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.93%
C000013973_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.58%
C000013973_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.57%
C000013974_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000013974_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														9,650
C000013974_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													9,674
C000013974_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,381
C000013974_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											11,585
C000013974_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										12,974
C000013974_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									13,221
C000013974_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								15,978
C000013974_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							19,830
C000013974_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						17,170
C000013974_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					19,057
C000013974_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 22,722	$ 22,722	$ 22,722	$ 22,722
C000013974_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Balanced 60/40 Composite Index℠
C000013974_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000013974_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,106
C000013974_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,125
C000013974_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,209
C000013974_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,557
C000013974_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,401
C000013974_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								16,734
C000013974_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							19,733
C000013974_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						17,549
C000013974_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					19,135
C000013974_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	22,758	22,758	22,758	$ 22,758
C000013974_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000013974_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000013974_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,048
C000013974_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,309
C000013974_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,145
C000013974_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										15,730
C000013974_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									16,189
C000013974_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								19,740
C000013974_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							25,893
C000013974_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						22,986
C000013974_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					26,650
C000013974_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,882	$ 33,882	$ 33,882	$ 33,882
C000013974_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	15.06%
C000013974_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.65%
C000013974_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.55%
C000013974_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.23%
C000013974_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.44%
C000013974_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.94%
C000013974_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.93%
C000013974_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.58%
C000013974_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.57%
C000130150_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000130150_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000130150_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,085
C000130150_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,900
C000130150_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,237
C000130150_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,791
C000130150_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,145
C000130150_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								17,203
C000130150_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							21,473
C000130150_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						18,709
C000130150_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					20,900
C000130150_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 25,066	$ 25,066	$ 25,066	$ 25,066
C000130150_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Balanced 60/40 Composite Index℠
C000130150_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000130150_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,106
C000130150_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,125
C000130150_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,209
C000130150_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										13,557
C000130150_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									14,401
C000130150_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								16,734
C000130150_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							19,733
C000130150_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						17,549
C000130150_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					19,135
C000130150_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	22,758	22,758	22,758	$ 22,758
C000130150_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000130150_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000130150_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 10,048
C000130150_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 11,309
C000130150_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 13,145
C000130150_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 15,730
C000130150_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 16,189
C000130150_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 19,740
C000130150_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 25,893
C000130150_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 22,986
C000130150_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 26,650
C000130150_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,882	$ 33,882	$ 33,882	$ 33,882
C000130150_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.94%
C000130150_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		12.12%
C000130150_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.62%
C000130150_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.93%
C000130150_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.58%
C000130150_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.57%